Vessels, Net (Details) $ in Thousands	3 Months Ended				4 Months Ended			5 Months Ended		6 Months Ended			8 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 21, 2019 USD ($)	Jun. 30, 2018 USD ($)	Apr. 23, 2019 USD ($)	May 09, 2018 USD ($)	Apr. 27, 2018 USD ($)	Jun. 07, 2018 USD ($)	May 21, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jul. 02, 2018 USD ($)	Jun. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	Oct. 02, 2018 USD ($)	Sep. 30, 2018 USD ($)	Oct. 25, 2018 USD ($)	Dec. 14, 2018 USD ($)	Dec. 04, 2018 USD ($)	Dec. 31, 2018 USD ($)
Property Plant And Equipment [Line Items]
Fees and costs related to vessels' regulatory requirements	$ 5,767			$ 0						$ 5,767		$ 0
Contractual Obligation	20,817									20,817
Vessel impairment losses	0			$ 37,860						7,345		37,860
Vessels, net	1,009,973									1,009,973									$ 1,043,250
Net cash proceeds from sale of vessels										$ 5,978		0
Navios Altair I
Property Plant And Equipment [Line Items]
Vessel year built										2006
Vessel type										Panamax
Vessel capacity in DWT										74,475
Purchase price								$ 11,842
Navios Symmetry
Property Plant And Equipment [Line Items]
Vessel year built										2006
Vessel type										Panamax
Vessel capacity in DWT										74,381
Purchase price									$ 11,811
Navios Apollon I
Property Plant And Equipment [Line Items]
Vessel year built										2005
Vessel type										Panamax
Vessel capacity in DWT										87,052
Purchase price						$ 13,446
Navios Sphera And Navios Mars
Property Plant And Equipment [Line Items]
Purchase price													$ 79,000
Navios Sphera
Property Plant And Equipment [Line Items]
Vessel year built										2016
Vessel type										Panamax
Vessel capacity in DWT										84,872
Navios Galaxy I
Property Plant And Equipment [Line Items]
Vessels, Fair value	5,978									$ 5,978
Vessel impairment losses		$ 7,345
Dry dock and special survey costs, net					$ 363
Vessels, net					13,323
Net cash proceeds from sale of vessels					5,978
Sale price agreed in Memorandum of Agreement			$ 5,978
Gain / (Loss) on sale of vessel					$ (28)
Navios Libra II
Property Plant And Equipment [Line Items]
Vessels, Fair value																			4,559
Vessel impairment losses																			1,226
Dry dock and special survey costs, net																	$ 657
Vessels, net																	5,784
Net cash proceeds from sale of vessels																	$ 4,559
Sale price agreed in Memorandum of Agreement																$ 4,559
Navios Felicity
Property Plant And Equipment [Line Items]
Vessels, Fair value																			$ 4,705
Vessel impairment losses															$ 5,258
Dry dock and special survey costs, net																		$ 818
Vessels, net																		10,016
Net cash proceeds from sale of vessels																		4,705
Sale price agreed in Memorandum of Agreement														$ 4,705
Gain / (Loss) on sale of vessel																		$ (53)
YM Unity and YM Utmost
Property Plant And Equipment [Line Items]
Vessel impairment losses												$ 37,860
Dry dock and special survey costs, net	2,104									2,104	$ 2,104
Vessels, net	104,860									$ 104,860	104,860
Net cash proceeds from sale of vessels											67,000
Sale price agreed in Memorandum of Agreement							$ 67,000
Repayment of debt											$ 20,200
Navios Mars
Property Plant And Equipment [Line Items]
Vessel year built										2016
Vessel type										Capesize
Vessel capacity in DWT										181,259
Including Ballast Water Treatment System Installation
Property Plant And Equipment [Line Items]
Fees and costs related to vessels' regulatory requirements	$ 5,767									$ 5,767